INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Outstanding Debt and Derivatives Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
At fair value
Financial liabilities at fair value through profit or loss	$ 49	$ 27
At discounted redemption amount
Financial liabilities at discounted redemption amount	2	2
At amortized cost
Financial liabilities at amortised cost	493	487
Total debt and derivatives	544	516
Non-current	355	287
Current	189	229
Warrants
At fair value
Financial liabilities at fair value through profit or loss	49	27
Put option liability
At discounted redemption amount
Financial liabilities at discounted redemption amount	2	2
Bonds
At amortized cost
Financial liabilities at amortised cost	28	38
Interest accrued on Bonds
At amortized cost
Financial liabilities at amortised cost	1	2
Lease liabilities
At amortized cost
Financial liabilities at amortised cost	400	374
Loan Note Payable - VEON Amsterdam B.V.
At amortized cost
Financial liabilities at amortised cost	53	57
Other financial liabilities
At amortized cost
Financial liabilities at amortised cost	$ 11	$ 16